SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
21.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has been organized with four business segments: online degree programs, online tutoring programs, private primary and secondary schools and international and elite curriculum programs.

The Group's chief operating decision maker is its chief executive officer. Segment information provided to the chief operating decision maker is prepared using US GAAP.

The following sets forth the relevant information for the Group's operating segments:

	As of December 31,
	2010	2011
	RMB	RMB

Assets
Online degree programs	719,448	778,269
Online tutoring programs	55,848	53,859
Private primary and secondary schools	149,805	151,478
International and elite curriculum programs	30,833	39,607
Corporate assets	93,945	82,352

Total assets	1,049,879	1,105,565

Liabilities
Online degree programs	127,962	116,055
Online tutoring programs	46,032	53,531
Private primary and secondary schools	122,771	120,306
International and elite curriculum programs	13,977	34,558
Corporate liabilities	9,673	9,056

Total liabilities	320,415	333,506

Segment of net revenue are presented in the following table.

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net revenue
Online degree programs	285,178	310,005	347,107
Online tutoring programs	19,584	23,669	25,755
Private primary and secondary schools	30,627	41,054	49,653
International and elite curriculum programs	19,317	14,114	13,344

Total net revenue	354,706	388,842	435,859

Cost of revenue
Online degree programs	95,428	101,906	124,242
Online tutoring programs	5,713	6,101	9,107
Private primary and secondary schools	26,109	30,279	36,127
International and elite curriculum programs	11,112	9,416	16,128

Total cost of revenue	138,362	147,702	185,604

Gross profit (loss)
Online degree programs	189,750	208,099	222,865
Online tutoring programs	13,871	17,568	16,648
Private primary and secondary schools	4,518	10,775	13,526
International and elite curriculum programs	8,205	4,698	(2,784)

Total gross profit	216,344	241,140	250,255

The Group does not allocate operating expenses to individual segments when making decisions about allocating resources to such segments and assessing their performance. The Group primarily operates in the PRC. All of the Group's long-lived assets are located in the PRC.

Net revenue from significant type of services the Group provides was as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Third parties:
Online degree programs	64,517	78,471	97,284
Online tutoring programs	19,584	23,669	25,755
Private primary and secondary schools	30,627	41,054	49,653
International and elite curriculum programs	19,317	14,114	13,344

	134,045	157,308	186,036

Related parties:
Online education technical services, consulting services and recruiting services	220,661	231,534	249,823

	220,661	231,534	249,823

	354,706	388,842	435,859

The carrying amounts of goodwill and acquired intangible assets by operating segments were as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Acquired intangible assets, net:
Online degree programs	46,498	45,781
Online tutoring programs	4,376	4,350
Private primary and secondary schools	2,948	2,695
International and elite curriculum programs	12,027	10,812

	65,849	63,638

Goodwill:
Online degree programs	17,960	17,960
Online tutoring programs	20,798	20,798
Private primary and secondary schools	-	-
International and elite curriculum programs	4,497	4,497

	43,255	43,255